Debt Securities Held-to-maturity -Additional Information (Details) $ in Thousands	Dec. 31, 2021 USD ($) score	Dec. 31, 2020 USD ($) score	Jan. 02, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Securities, Held-to-maturity
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	$ 79,461	$ 92,621
Allowance for credit losses	8,096	10,261	$ 13,000
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Held-to-maturity
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	73,476	81,029
Allowance for credit losses	$ 8,096	$ 10,261		$ 0
Average Credit Score Fico | score	704	697
Percentage of nominal value	64.00%	66.00%
Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Debt Securities, Held-to-maturity
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	$ 30,145	$ 35,315
Allowance for credit losses	300	1,400
Obligations of Puerto Rico, States and political subdivisions | Munis Not Guaranteed By Puerto Rico Central Government
Debt Securities, Held-to-maturity
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	43,000	46,000
Allowance for credit losses	$ 7,800	$ 8,900